Capital Stock	12 Months Ended
Dec. 31, 2013
Capital Stock [Abstract]
Capital Stock

Note 10 - Capital Stock

As disclosed in Note 1, on September 4, 2013, Enerpulse's shareholders transferred 100% of the outstanding shares of Enerpulse to L2 MDC, a publicly traded US shell company, in exchange for 7,646,780 shares of common stock of L2 MDC, equal to 93.5% of the issued and outstanding shares of L2 MDC on a fully diluted basis, after giving effect to the conversion of an all of Enerpulse's outstanding preferred stock. In addition, the Convertible Note automatically converted into 686,725 shares of common stock and a warrant to purchase 87,500 shares of common stock. The capital stock transactions have been retroactively restated for, and give effect to, the number of shares received in the Merger.

The Company has two classes of capital stock, common and preferred, both of which have a $0.001 par value. The Company is authorized to issue 100,000,000 shares of common stock and 10,000,000 shares of preferred stock.

On October 21, 2013, the Company and a shareholder that was issued 131,287 shares of common stock for the settlement of offering costs of $300,000 during 2011, entered into an agreement that requires the Company to redeem these shares at the shareholder's request, at any time on or after May 24, 2014. Upon any such redemption request by the shareholder, the Company will be required to make an aggregate cash payment equal to the greater of (a) $300,000 and (b) the fair market value of Company common stock at the time of their receipt of the shareholder's redemption request. As a result, as of the date of the redemption agreement, the Company reclassified the puttable common stock out of "permanent equity" into "temporary equity" and valued the shares based on the estimated fair value of its common stock ($3 per share) as of December 31, 2013.

In 2013, the Company sold 451,871 shares of common stock for cash proceeds of $1,010,000 along with warrants to purchase 225,936 shares of common stock (see Note 11) at an exercise price of $2.66 per warrant.

In 2012, 87,009 shares of common stock were issued to a related party at $2.29 per share in exchange for a note receivable of $198,822. See Note 13.

In 2012, 1,136,966 shares of common stock along with warrants to purchase 508,516 shares of common stock (See Note 11) were issued to various investors. Of this amount, 679,094 shares and 339,547 warrants were issued for cash proceeds at $2.22 per share, and 457,872 shares and 168,969 warrants were issued in exchange for the conversion of notes payable and accrued interest at $1.66 per share. Direct costs associated with the issuance of stock were netted against the proceeds of the offering.

Dividends

The Company shall not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company other than dividends on shares of common stock payable in shares of common stock.